25. SEGMENTED INFORMATION: Schedule of Revenue by Major Customers by Reporting Segments (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Details
Sales from contracts with external customers		$ 459,760	$ 0
Wholesale		22,878,768	0
Total	[1]	$ 23,338,528	$ 0

[1]	Note 25.